Contingencies and Provisions	12 Months Ended
Mar. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
Contingencies and Provisions	Contingencies and Provisions
Beginning in October 2021, the Company and certain of the Company's officers and directors were named as defendants to an application for authorization to bring a securities class action filed before the Superior Court of Quebec, and the Company and certain of the Company's officers and directors were named as defendants in a securities class action brought in U.S. district court for the Eastern District of New York. The application and action were both sought on behalf of purchasers of the Company's Common Shares, were both based upon allegations that the defendants made false and/or misleading statements to the public and both sought unspecified damages. On February 25, 2025, the U.S. district court for the Eastern District of New York granted the Company's motion to dismiss in full and ruled that the plaintiff failed to allege any actionable claims. Subsequently, the plaintiffs agreed to a Joint Stipulation of Voluntary Dismissal to dismiss the action with prejudice in return for each party's agreement to bear their own attorneys' fees and costs. The application filed before the Superior Court of Quebec remains outstanding and the Company and management intend to vigorously defend against that proceeding.
During the fiscal year ended March 31, 2025, the Company, without admitting liability or wrongdoing, made a general damages payment in settlement of allegations by a residual payments partner that the Company had breached covenants in two agreements with the partner. During the fiscal year ended March 31, 2024, the residual payments partner had purported to terminate the two agreements and ceased to make ongoing payments owed to the Company thereunder. Separately, in October 2024, the residual payments partner paid the Company unpaid amounts of over $9,525 owed to it under the agreements through the quarter ended March 31, 2024. The two agreements terminated and neither the Company nor the residual payments partner have ongoing obligations thereunder.
On October 22, 2021, CloudofChange, LLC, a non-practising entity, filed a patent infringement lawsuit against the Company in the Western District of Texas. The patents at issue in the suit were U.S. Patents Nos. 9,400,640, 10,083,012 and 11,226,793. These patents generally related to web-based point of sale builder systems. Separately, the Company applied for inter partes review of all three patents by the U.S. Patent Trial and Appeal Board (the "PTAB"). The PTAB issued final written decisions finding all asserted claims of all three patents unpatentable. The lawsuit has now been stayed pending final resolutions of the inter partes reviews. The plaintiff filed notices of appeal of the PTAB's final written decisions and the Company and management intend to vigorously defend the PTAB's invalidity findings.
Except as indicated, the Company has not provisioned for the above-referenced matters.
The Company is involved in other litigation and claims in the normal course of business. Management is of the opinion that any resulting provisions and ultimate settlements would not materially affect the financial position and operating results of the Company.
Restructuring
During the fiscal year ended March 31, 2025, the Company announced and implemented reorganizations to streamline the Company's operating model and align the organization with its profitable growth strategy. The restructuring expense consisted primarily of cash severance costs. The majority of the expected charges associated with these reorganizations were incurred during the fiscal year ended March 31, 2025.
Provision for severance

	2025	2024
	$	$

Balance - Beginning of fiscal year	2,591	1,106
Expensed during the year	17,503	5,211
Paid during the year	(18,379)	(3,726)

Balance - End of fiscal year	1,715	2,591
The provision is included in accounts payable and accrued liabilities in the provisions and other category in note 18.
Restructuring expenses

	2025	2024
	$	$

Severance	17,503	5,211
Share-based compensation expense acceleration	—	1,995

Restructuring	17,503	7,206